INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2022
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Search and Portal:
Revenues	123,846	162,715	224,669	3,194.2
Adjusted EBITDA	61,095	80,735	116,877	1,661.7
E-commerce, Mobility and Delivery:
Revenues	82,796	166,459	260,787	3,707.7
Adjusted EBITDA	(1,516)	(30,167)	(19,058)	(271.0)
Plus and Entertainment:
Revenues	7,808	18,408	31,782	451.9
Adjusted EBITDA	(3,736)	(6,464)	(7,849)	(111.6)
Classifieds:
Revenues	6,301	9,217	12,287	174.7
Adjusted EBITDA	907	1,864	1,111	15.8
Other Business Units and Initiatives:
Revenues	11,264	24,432	45,248	643.3
Adjusted EBITDA	(7,687)	(14,171)	(26,806)	(381.1)
Total segment revenues:	232,015	381,231	574,773	8,171.8
Total segment adjusted EBITDA:	49,063	31,797	64,275	913.8
Eliminations:
Revenues	(13,671)	(25,060)	(53,074)	(754.7)
Adjusted EBITDA	285	346	(135)	(1.9)
Total:
Revenues from external customers	218,344	356,171	521,699	7,417.1
Adjusted EBITDA	49,348	32,143	64,140	911.9

Schedule of reconciliation between adjusted operating income and net income

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Total adjusted EBITDA	49,348	32,143	64,140	911.9
Less: depreciation and amortization	(17,687)	(24,111)	(30,874)	(438.9)
Less: certain share-based compensation expense	(15,728)	(20,829)	(17,317)	(246.2)
Less: one-off restructuring and other expenses	(262)	(9)	—	—
Less: compensation expense/(reversal of expense) related to contingent consideration	—	(471)	27	0.4
Add: gain on restructuring of convertible debt	—	—	9,305	132.3
Add: effect of the News and Zen deconsolidation	—	—	38,051	541.0
Add: interest income	3,869	4,615	4,723	67.1
Less: interest expense	(2,373)	(3,711)	(3,396)	(48.3)
Less: loss/(income) from equity method investments	(2,175)	6,367	(929)	(13.2)
Add: other income/(loss), net	2,321	(1,217)	9,359	133.1
Less: impairment of goodwill and other intangible assets	—	—	(2,740)	(39.0)
Add: effect of Yandex Market consolidation	19,230	—	—	—
Income/(loss) before income tax expense	36,543	(7,223)	70,349	1,000.2

Schedule of revenues by geographic area

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Revenues:
Russia	204,205	334,406	495,142	7,039.5
Rest of the world	14,139	21,765	26,557	377.6
Total revenues	218,344	356,171	521,699	7,417.1

Schedule of long lived assets by geographic area

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Long-lived assets:
Russia	208,514	279,934	339,570	4,827.7
Rest of the world	9,999	11,907	13,971	198.6
Total long-lived assets	218,513	291,841	353,541	5,026.3